Segmented information (Tables)	12 Months Ended
Mar. 26, 2016
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 26, 2016, March 28, 2015, and March 29, 2014, respectively, is set forth below:

	Retail			Other			Total
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In thousands)
Sales to external customers	$281,940	$293,146	$270,630	$3,886	$8,491	$10,535	$285,826	$301,637	$281,165
Inter-segment sales	—	—	—	14,002	15,891	18,320	14,002	15,891	18,320
*Unadjusted Gross profit	110,023	118,128	114,210	2,691	5,390	5,663	112,714	123,518	119,873

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 26, 2016, March 28, 2015 and March 29, 2014:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)

Unadjusted gross profit	$112,714	$123,518	$119,873
Inventory provisions	(2,084)	(3,151)	(3,010)
Other unallocated costs	(1,630)	(2,551)	(2,801)
Adjustment of intercompany profit	387	(11)	605

Gross profit	$109,387	$117,805	$114,667

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Area

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 26, 2016	March 28, 2015	March 29, 2014
	(In thousands)
Geographic Areas
Net sales:
Canada	$128,651	$143,384	$146,277
United States	157,175	158,253	134,888

	$285,826	$301,637	$281,165

Long-lived assets:
Canada	$19,464	$17,898	$19,484
United States	12,115	13,366	13,281

	$31,579	$31,264	$32,765

Classes of Similar Products
Net sales:
Jewelry and other	$127,220	$141,781	$148,511
Timepieces	158,606	159,856	132,654

	$285,826	$301,637	$281,165